Goodwill and Other Intangible Assets - Parenthetical Information Note 25 Other Unamortizing Intangible Assets (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 719
Discount rates (cost of equity) applied in the calculation in 2016	11.00%
Discount rates (cost of equity) applied in the calculation in 2017	11.00%
Trademarks [Abstract]
Postbank trademark, acquired in 2010	€ 382
Postbank trademark, after finalizing the purchase price allocation in 2011	410
Postbank trademark, write-off in third quarter 2015	410
Sal. Oppenheim trademark, acquired in 2010	27
Sal. Oppenheim trademark, write-down in fourth quarter 2015	6
Sal. Oppenheim trademark, write-down in fourth quarter 2016	6
Sal. Oppenheim trademark, write-off in fourth quarter 2017	15
Deutsche Asset Management [Member]
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 719
Discount rates (cost of equity) applied in the calculation in 2016	11.00%
Discount rates (cost of equity) applied in the calculation in 2017	11.00%
WM [Member]
Trademarks [Abstract]
Sal. Oppenheim trademark, acquired in 2010	€ 27
Sal. Oppenheim trademark, write-down in fourth quarter 2015	6
Sal. Oppenheim trademark, write-down in fourth quarter 2016	6
Sal. Oppenheim trademark, write-off in fourth quarter 2017	15
Postbank [Member]
Trademarks [Abstract]
Postbank trademark, acquired in 2010	382
Postbank trademark, after finalizing the purchase price allocation in 2011	410
Postbank trademark, write-off in third quarter 2015	€ 410